Expense Example {- Franklin Federal Limited-Term Tax-Free Income Fund} - Franklin Tax-Free Trust - TF1-34 - Franklin Federal Limited-Term Tax-Free Income Fund	Mar. 08, 2021 USD ($)
Class A
Expense Example:
1 year	$ 290
3 years	462
5 years	649
10 years	1,190
Class A1
Expense Example:
1 year	280
3 years	431
5 years	596
10 years	1,073
Class R6
Expense Example:
1 year	38
3 years	156
5 years	285
10 years	661
Advisor Class
Expense Example:
1 year	41
3 years	163
5 years	297
10 years	$ 686